Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Borrowings [Abstract]
Schedule of Borrowings

Amounts in US$ ‘000	2019	2018
Outstanding amounts as of December 31
2024 Notes (a)	427,812	426,993
Banco Santander (b)	9,607	20,006
Banco de Crédito e Inversiones (c)	—	3
	437,419	447,002
Classified as follows:
Current	17,281	17,975
Non-current	420,138	429,027

(a)

During September 2017, the Company successfully placed US$ 425,000,000 Notes which were offered to qualified institutional buyers in accordance with Rule 144A under the United States Securities Act, and outside the United States to non-U.S. persons in accordance with Regulation S under the United States Securities Act.

The Notes carry a coupon of 6.50% per annum. Final maturity of the Notes will be September 21, 2024. The Notes are secured with a guarantee granted by GeoPark Colombia S.L.U. and GeoPark Chile S.p.A.. The debt issuance cost for this transaction amounted to US$ 6,683,000 (debt issuance effective rate: 6.90%). The indenture governing the Notes due 2024 includes incurrence test covenants that provide, among other things, that during the two-years period between September 22, 2019 and September 21, 2021, the Net Debt to Adjusted EBITDA ratio should not exceed 3.25 times and the Adjusted EBITDA to Interest ratio should exceed 2.25 times. Failure to comply with the incurrence test covenants does not trigger an event of default. However, this situation may limit the Company’s capacity to incur additional indebtedness, as specified in the indenture governing the Notes. Incurrence covenants as opposed to maintenance covenants must be tested by the Company before incurring additional debt or performing certain corporate actions including but not limited to dividend payments, restricted payments and others. As of the date of these Consolidated Financial Statements, the Company is in compliance of all the indenture’s provisions and covenants.

(b)

 During October 2018, GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. executed a loan agreement with Banco Santander for Brazilian Real 77,640,000 (equivalent to US$ 20,000,000 at the moment of the loan execution) to repay an existing US$-denominated intercompany loan to GeoPark Latin America Limited- Agencia en Chile. The interest rate applicable to this loan is CDI plus 2.25% per annum. “CDI” (Interbank certificate of deposit) represents the average rate of all inter-bank overnight transactions in Brazil. The principal and the interest are paid semi-annually, with final maturity in October 2020.

(c)

During February 2016, GeoPark Fell S.p.A. executed a loan agreement with Banco de Crédito e Inversiones for US$ 186,000 to finance the acquisition of vehicles for the Chilean operation. The interest rate applicable to this loan was 4.14% per annum. The interest and the principal were fully repaid in February 2019.